UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: JUne 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):				[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:		Rosen Real Estate Securities, LLC
					Address:		1995 University Avenue, Ste 550
							Berkeley, CA  94704
					13F File Number:	028-12206


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Kenneth T. Rosen
Title:			Chairman
Phone:			510-549-4510

Signature,				Place, 			and Date of Signing:

		KENNETH T. ROSEN	Berkeley, California		    July 10, 2009



Report Type (Check only one):
				[X]	13F HOLDINGS REPORT.
				[ ]	13F NOTICE.
				[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: N/A

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 0
Form 13F Information Table Entry Total:	36
Form 13F Information Table Value Total:	264228

List of Other Included Managers: 		N/A

No. 13F File Number			Name








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FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE					VALUE	SHARES/SH/	PUT/	INVSTMT	OTHER	VOTING AUTH.
         			OF CLS			CUSIP		X$1000)PRN AMT	PRN	CALL	DSCRTN	MGRS	SOLE	SHARED	NONE
----------------------		--------------		-----		-------	-------	---	----	-------	-------	------	------	------
ALEXANDRIA RE		COMMON STOCKS	015271109	1910	53374	SH		Sole		53374
AMB PROPERTY CORP	COMMON STOCKS	00163T109	4208	223687	SH		Sole		223687
ANNALY CAPITAL MGMT 	COMMON STOCKS	035710409	2759	182224	SH		Sole		182224
AVALON BAY CMNTYS INC	COMMON STOCKS	053484101	26106	466679	SH		Sole		466679
BOSTON PROPERTIES INC	COMMON STOCKS	101121101	14945	313308	SH		Sole		313308
BOSTON PROPERTIES INC	CONV CORP BONDS	10112RAK0	3943	4500000	PRN		Sole		4500000
BRANDYWINE RLTY TR	COMMON STOCKS	105368203	2740	367777	SH		Sole		367777
BRE PROP INC		PREFERRED STOCKS	05564E502	1377	75950	SH		Sole		75950
BRE PROP INC CL A	COMMON STOCKS	05564E106	20044	843608	SH		Sole		843608
CALI REALTY CORP	COMMON STOCKS	554489104	4025	176525	SH		Sole		176525
CORP OFFICE PROP	COMMON STOCKS	22002T108	11209	382173	SH		Sole		382173
DOUGLAS EMMETT INC	COMMON STOCKS	25960P109	11670	1298103	SH		Sole		1298103
EQUITY RESI PROP	COMMON STOCKS	29476L107	16153	726648	SH		Sole		726648
ESSEX PROP TRUST INC	COMMON STOCKS	297178105	8854	142277	SH		Sole		142277
FEDL RLTY INV TR SBI NW	COMMON STOCKS	313747206	12148	235801	SH		Sole		235801
FOREST CITY ENT INC	COMMON STOCKS	345550107	2654	402149	SH		Sole		402149
HCP INC			COMMON STOCKS	40414L109	11110	524287	SH		Sole		524287
HIGHWOODS PROP INC	COMMON STOCKS	431284108	426	19039	SH		Sole		19039
ISHARES TR DJ US RE IDX	PUT OPTIONS		464287739	11058	341100	SH	PUT	Sole		341100
KILROY REALTY CORP	COMMON STOCKS	49427F108	489	23795	SH		Sole		23795
LIBERTY PROPY TRUST	COMMON STOCKS	531172104	4303	186767	SH		Sole		186767
MACERICH CO		COMMON STOCKS	554382101	4824	273938	SH		Sole		273938
MISSION WEST PPTYS	COMMON STOCKS	605203108	3414	499874	SH		Sole		499874
PMI GROUP INC		COMMON STOCKS	69344M101	53	26800	SH		Sole		26800
PROLOGIS TR		COMMON STOCKS	743410102	5355	664442	SH		Sole		664442
REGENCY CTRS CORP	PREFERRED STOCKS	758849509	339	17678	SH		Sole		17678
REGENCY REALTY CORP	COMMON STOCKS	758849103	10256	293773	SH		Sole		293773
SIMON PROPY GROUP INC	COMMON STOCKS	828806109	25246	490877	SH		Sole		490877
SL GREEN REALTY CORP	COMMON STOCKS	78440X101	2043	89077	SH		Sole		89077
TAUBMAN CENTERS INC	COMMON STOCKS	876664103	7516	279816	SH		Sole		279816
UDR INC			COMMON STOCKS	902653104	9883	956776	SH		Sole		956776
VENTAS INC		COMMON STOCKS	92276F100	353	11838	SH		Sole		11838
VORNADO REALTY TRUST	COMMON STOCKS	929042109	19550	434157	SH		Sole		434157
VORNADO REALTY TRUST	CONVERT CORP BONDS	929042AC3	1740	2000000	PRN		Sole		2000000
VORNADO REALTY TRUST	CONVERT CORP BONDS	929043AE7	905	1000000	PRN		Sole		1000000
WEINGARTEN RLTY INV	COMMON STOCKS	948741103	620	42727	SH		Sole		42727
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